Accrued warranty cost (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued warranty cost
Beginning balance	158,897	114,226	78,751
Warranty provision	92,843	44,671	42,167
Warranty utilization			(6,692)
Ending balance	251,740	158,897	114,226